Stock-based Compensation (Employee Share Investment Plan) (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 participants shares	Dec. 31, 2017 participants shares	Dec. 31, 2016 participants shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchased on behalf of employees (in shares)	0.4	0.5	0.7
Employee Share Investment Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of gross salary eligible employees can subscribe to purchase shares of Company's common stock on the open market	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company's common stock	6.00%
Number of participants holding shares | participants	22,185	19,642	19,108
Number of shares purchased on behalf of employees (in shares)	1.8	1.7	1.9